Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands		Jun. 30, 2017	Jun. 30, 2016
Accounts receivable, allowance for doubtful accounts		$ 264	$ 109
Preferred shares, no par value
Preferred shares, shares authorized	[1]	0	0
Preferred shares outstanding		0	0
Common shares, no par value
Common shares shares authorized	[1]	0	0
Common shares issued		94,631,743	91,903,515
Common shares outstanding		94,631,743	91,903,515

[1]	Unlimited shares